Financial Assets Held for Trading and Designated at Fair Value Through Profit or Loss - Summary of Cost and Fair Value of Financial Assets Held for Trading by Maturity (Detail) - BRL (R$)
R$ in Millions
	Dec. 31, 2018	Dec. 31, 2017
Gross carrying amount [member]
Disclosure of maturity analysis for derivative financial assets [Line Items]
Cost and fair value of financial assets held for trading by maturity, current	R$ 53,382	R$ 50,174
Cost and fair value of financial assets held for trading by maturity, non-current	208,850	199,112
Total	262,232	249,286
Gross carrying amount [member] | Non-stated maturity [Member]
Disclosure of maturity analysis for derivative financial assets [Line Items]
Cost and fair value of financial assets held for trading by maturity, current	15,031	10,214
Gross carrying amount [member] | Up to one year [Member]
Disclosure of maturity analysis for derivative financial assets [Line Items]
Cost and fair value of financial assets held for trading by maturity, current	38,351	39,960
Gross carrying amount [member] | From one to five years [Member]
Disclosure of maturity analysis for derivative financial assets [Line Items]
Cost and fair value of financial assets held for trading by maturity, non-current	153,256	147,700
Gross carrying amount [member] | From five to ten years [Member]
Disclosure of maturity analysis for derivative financial assets [Line Items]
Cost and fair value of financial assets held for trading by maturity, non-current	44,258	41,279
Gross carrying amount [member] | After ten years [Member]
Disclosure of maturity analysis for derivative financial assets [Line Items]
Cost and fair value of financial assets held for trading by maturity, non-current	11,336	10,133
Fair value [Member]
Disclosure of maturity analysis for derivative financial assets [Line Items]
Cost and fair value of financial assets held for trading by maturity, current	52,096	49,512
Cost and fair value of financial assets held for trading by maturity, non-current	209,815	199,435
Total	261,911	248,947
Fair value [Member] | Non-stated maturity [Member]
Disclosure of maturity analysis for derivative financial assets [Line Items]
Cost and fair value of financial assets held for trading by maturity, current	13,772	9,469
Fair value [Member] | Up to one year [Member]
Disclosure of maturity analysis for derivative financial assets [Line Items]
Cost and fair value of financial assets held for trading by maturity, current	38,324	40,043
Fair value [Member] | From one to five years [Member]
Disclosure of maturity analysis for derivative financial assets [Line Items]
Cost and fair value of financial assets held for trading by maturity, non-current	153,701	147,805
Fair value [Member] | From five to ten years [Member]
Disclosure of maturity analysis for derivative financial assets [Line Items]
Cost and fair value of financial assets held for trading by maturity, non-current	44,620	41,499
Fair value [Member] | After ten years [Member]
Disclosure of maturity analysis for derivative financial assets [Line Items]
Cost and fair value of financial assets held for trading by maturity, non-current	R$ 11,494	R$ 10,131